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                                SUPPLEMENT TO THE
                    SCHWAB(R) PREMIER INCOME FUND PROSPECTUS
                            DATED SEPTEMBER 19, 2007

     THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF MARCH 10, 2008.

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

     Effective February 27, 2008, Andrew Tikofsky, PhD, ceased serving as a portfolio manager for the fund.

                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG41240 (03/08)